Risk management and financial instruments (Restated) - Fair Value of Financial Instruments Table (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
US $600 Million Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt face amount	$ 600,000,000
NOK1,500 Million Floating Interest Rate Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt face amount	1,500,000,000
Majority Shareholder | US $600 Million Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt face amount	600,000,000
Majority Shareholder | NOK1,500 Million Floating Interest Rate Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt face amount	1,500,000,000
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	68,700,000	$ 150,900,000
Restricted cash	5,200,000	6,500,000
Long-term interest bearing debt (including the current portion)	1,312,000,000	1,554,000,000
Long term fixed interest loan to related party	75,000,000	125,000,000
Fair value | US $600 Million Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	109,000,000	222,700,000
Fair value | NOK1,500 Million Floating Interest Rate Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	68,000,000	83,500,000
Fair value | Majority Shareholder | US $600 Million Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	49,000,000	100,600,000
Fair value | Majority Shareholder | NOK1,500 Million Floating Interest Rate Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	4,000,000	4,800,000
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	68,700,000	150,900,000
Restricted cash	5,200,000	6,500,000
Long-term interest bearing debt (including the current portion)	1,389,600,000	1,554,000,000
Long term fixed interest loan to related party	125,000,000	125,000,000
Carrying value | US $600 Million Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	413,400,000	413,400,000
Carrying value | NOK1,500 Million Floating Interest Rate Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	165,100,000	161,200,000
Carrying value | Majority Shareholder | US $600 Million Unsecured Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	186,600,000	186,600,000
Carrying value | Majority Shareholder | NOK1,500 Million Floating Interest Rate Bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	$ 9,600,000	$ 9,400,000